Goodwill And Other Intangible Assets (Goodwill Activity) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 28, 2013	Sep. 29, 2012	Oct. 01, 2011
Goodwill [Roll Forward]
Goodwill, gross	$ 2,491	$ 2,480	$ 2,481
Accumulated impairment losses	(589)	(589)	(589)
Goodwill, net	1,902	1,891	1,892
Impairment losses	0	0
Currency translation and other	(1)	(1)
Goodwill acquired	12
Chicken [Member]
Goodwill [Roll Forward]
Goodwill, gross	908	909	911
Accumulated impairment losses	0	0	0
Goodwill, net	908	909	911
Impairment losses	0	0
Currency translation and other	(1)	(2)
Goodwill acquired	0
Beef [Member]
Goodwill [Roll Forward]
Goodwill, gross	1,123	1,123	1,123
Accumulated impairment losses	(560)	(560)	(560)
Goodwill, net	563	563	563
Impairment losses	0	0
Currency translation and other	0	0
Goodwill acquired	0
Pork [Member]
Goodwill [Roll Forward]
Goodwill, gross	317	317	317
Accumulated impairment losses	0	0	0
Goodwill, net	317	317	317
Impairment losses	0	0
Currency translation and other	0	0
Goodwill acquired	0
Prepared Foods [Member]
Goodwill [Roll Forward]
Goodwill, gross	75	63	63
Accumulated impairment losses	0	0	0
Goodwill, net	75	63	63
Impairment losses	0	0
Currency translation and other	0	0
Goodwill acquired	12
International [Member]
Goodwill [Roll Forward]
Goodwill, gross	68	68	67
Accumulated impairment losses	(29)	(29)	(29)
Goodwill, net	39	39	38
Impairment losses	0	0
Currency translation and other	0	1
Goodwill acquired	$ 0